Share-based payment - Main characteristics of the Plans (Details)				12 Months Ended
	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 15, 2018 shares R$ / shares	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 shares R$ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2023	Dec. 31, 2022 R$ / shares	Dec. 31, 2020 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted				0	0			50,000,000
Average Strike Price				R$ 0	R$ 0		R$ 15.50
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares			5,452,464,000	0	0
Vesting				5 years
Average Strike Price			R$ 1,800
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted		3,182,250,000		0	0	0		0
Vesting				5 years
Average Strike Price		R$ 21,500
Weighted average share price										R$ 21,500
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares	3,250,000,000			0	0	50,000,000
Vesting				5 years
Average Strike Price	R$ 15,500
Weighted average share price									R$ 15,500